Long term debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Current portion of long term debt	$ 29,996	$ 0
Long-term portion of debt	265,962	70,065
Credit facilities
Debt Instrument [Line Items]
Current portion of long term debt	1,167	0
Credit facilities | Credit facility
Debt Instrument [Line Items]
Current portion of long term debt	0	0
Long-term portion of debt	192,000	32,000
Total debt	192,000	32,000
Credit facilities | Nuna Credit Facility
Debt Instrument [Line Items]
Current portion of long term debt	1,167	0
Long-term portion of debt	1,751	0
Total debt	$ 2,918	$ 0